SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
10	SHARE BASED COMPENSATION

The Company maintains a fixed  Omnibus Incentive Equity Plan (“OEIP”) for certain employees and consultants. The plan was approved at an annual and special meeting of shareholders on November 27, 2020.

The following is a continuity of the Company’s equity incentive plans:

	DSU	RSU	FSO
				Weighted
	Outstanding	Outstanding	Outstanding	Average
	DSUs	RSUs	FSOs	Exercise
	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2023	274,900	738,000	2,118,395	8.23
Granted	24,000	234,375	108,477	7.54
Exercised	(38,334)	(365,043)	(124,000)	4.96
Expired	—	—	(120,000)	5.05
Forfeited / Cancelled	(35,412)	(109,332)	(205,434)	10.00
Balance as at December 31, 2023	225,154	498,000	1,777,438	8.43

Balance as at January 1, 2024	225,154	498,000	1,777,438	8.43
Granted	—	200,000	185,000	6.47
Exercised	(198,481)	(418,000)	(156,107)	3.46
Expired	—	—	(78,400)	4.02
Forfeited / Cancelled	(7)	—	(125,585)	9.53
Balance as at December 31, 2024	26,666	280,000	1,602,346	8.81

The following table summarizes information about the outstanding share options as at December 31, 2024:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	40,000	5	3.49	20,000	2.30
5.01 - 8.62	1,131,081	3	7.72	928,552	7.79
8.63 - 33.30	431,265	6	12.18	431,254	12.18
	1,602,346	4	8.81	1,379,806	9.08

10	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2023:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	198,200	1	3.23	198,200	3.23
5.01 - 8.62	1,118,018	4	7.76	938,491	7.90
8.63 - 33.30	461,220	7	12.28	374,842	12.39
	1,777,438	4	8.43	1,511,533	8.40

Fixed Stock Options (“FSOs”)

During the year ended December 31, 2024, a share-based compensation charge of EUR 308 has been recognized in the consolidated statements of loss and comprehensive income loss (year ended December 31, 2023: EUR 583) in relation to the fixed stock options.

During the year ended December 31, 2024, the Company granted 185,000 share options (year ended December 31, 2023: 108,477 share options) with a weighted average exercise price of CAD 6.47 (year ended December 31, 2023: CAD 7.54) and a fair value of EUR 393 (year ended December 31, 2023: EUR 322). The assumptions used to measure the grant date fair value of FSO options under the Black-Scholes valuation model were as follows:

	2024	2023
Expected dividend yield (%)	0.00	0.00
Expected share price volatility (%)	64.1 - 64.3	64.3-64.5
Risk-free interest rate (%)	4.1 - 4.3	2.9 - 4.4
Expected life of options (years)	5.0	5.0
Share price (CAD)	4.61 - 7.93	7.55-7.56
Forfeiture rate (%)	0.00	0.00

During the year ended December 31, 2024, 156,107 Common Shares, were issued upon exercise of fixed stock options (year ended December 31, 2023: 124,000). Upon exercise of fixed stock options, for the year ended December 31, 2024, EUR 243 (the year ended December 31, 2023: EUR 368) was transferred from contributed surplus to share capital in the consolidated statements of changes in equity. Cash proceeds upon exercise of fixed stock options during the year ended December 31, 2024 totalled EUR 364 (year ended December 31, 2023: EUR 440).

10	SHARE BASED COMPENSATION (CONTINUED)

Deferred Share Units (“DSUs”)

Exercises of grants may only be settled in shares, and only when the employee or consultant has left the Company. Under the plan, the Company may grant options of its shares at nil cost that vest immediately.

During the year ended December 31, 2024, nil DSUs were granted (year ended December 31, 2023: 24,000 DSUs with a fair value of CAD 7.00 per unit determined as the share price on the date of grant).

During the year ended December 31, 2024, a share-based compensation charge of EUR 6 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2023: EUR 143) in relation to the deferred share units.

During the year ended December 31, 2024, 198,481 common shares were issued upon exercise of 198,481 DSUs (year ended December 31, 2023: 38,334 common shares upon exercise of 38,334 DSUs). For the year ended December 31, 2024, upon exercise of DSUs, EUR 1,016 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity (year ended December 31, 2023: EUR 218).

Restricted Share Units (“RSUs”)

During the year ended December 31, 2024, 200,000 RSUs, were granted (year ended December 31, 2023: 234,375), with a fair value of CAD 4.61 per unit (year ended December 31, 2023: between CAD 5.25 and CAD 6.53 per unit) determined as the share price on the date of grant.

During the year ended December 31, 2024, a share-based compensation charge of EUR 495 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2023: EUR 1,329) in relation to the RSUs.

During the year ended December 31, 2024, 418,000 common shares were issued upon exercise of 418,000 RSUs (year ended December 2023: 365,043 common shares were issued upon exercise of 365,043 RSUs). For the year ended December 31, 2024, EUR 1,757 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity (December 31, 2023: EUR 2,365).

10	SHARE BASED COMPENSATION (CONTINUED)

Share Appreciation Rights Plan

On December 29, 2024, the Company granted a Share Appreciation Rights (“SARs”) plan for key members of the management which provided incentive compensation, based on the appreciation in the value of Company’s shares thereby providing additional incentive for their efforts in promoting the continued growth and success of the business of the Company.

The aggregate number of units granted in respect of SARs totalled 1,329,082 with an issue price of CAD 5.00 per unit, based on market price of the Company’s stock on the date of grant. These SAR units, which have a term of not exceeding five years, will vest as follows:

●	1/3 on the first anniversary of the grant date
●	1/3 on the second anniversary of the grant date
●	1/3 on the third anniversary of the grant date

No SARs have vested as at December 31, 2024.